Operating Segments (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Operating Segments
Table 26.1 presents our results by operating segment.
Table 26.1: Operating Segments

(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Year ended December 31, 2021
Net interest income (2)	$22,807	4,960	7,410	2,570	(1,541)	(427)	35,779
Noninterest income	12,070	3,589	6,429	11,776	10,036	(1,187)	42,713
Total revenue	34,877	8,549	13,839	14,346	8,495	(1,614)	78,492
Provision for credit losses	(1,178)	(1,500)	(1,439)	(95)	57	—	(4,155)
Noninterest expense	24,648	5,862	7,200	11,734	4,387	—	53,831
Income (loss) before income tax expense (benefit)	11,407	4,187	8,078	2,707	4,051	(1,614)	28,816
Income tax expense (benefit)	2,852	1,045	2,019	680	596	(1,614)	5,578
Net income before noncontrolling interests	8,555	3,142	6,059	2,027	3,455	—	23,238
Less: Net income (loss) from noncontrolling interests	—	8	(3)	—	1,685	—	1,690
Net income	$8,555	3,134	6,062	2,027	1,770	—	21,548
Year ended December 31, 2020
Net interest income (2)	$23,378	6,134	7,509	2,988	441	(494)	39,956
Noninterest income	10,638	3,041	6,419	10,225	4,916	(931)	34,308
Total revenue	34,016	9,175	13,928	13,213	5,357	(1,425)	74,264
Provision for credit losses	5,662	3,744	4,946	249	(472)	—	14,129
Noninterest expense	26,976	6,323	7,703	10,912	5,716	—	57,630
Income (loss) before income tax expense (benefit)	1,378	(892)	1,279	2,052	113	(1,425)	2,505
Income tax expense (benefit)	302	(208)	330	514	(670)	(1,425)	(1,157)
Net income (loss) before noncontrolling interests	1,076	(684)	949	1,538	783	—	3,662
Less: Net income (loss) from noncontrolling interests	—	5	(1)	—	281	—	285
Net income (loss)	$1,076	(689)	950	1,538	502	—	3,377
Year ended December 31, 2019
Net interest income (2)	$25,786	7,981	8,008	3,906	2,246	(624)	47,303
Noninterest income	12,105	3,721	6,442	10,506	7,550	(795)	39,529
Total revenue	37,891	11,702	14,450	14,412	9,796	(1,419)	86,832
Provision for credit losses	2,184	190	173	2	138	—	2,687
Noninterest expense	26,998	6,598	7,432	12,167	4,983	—	58,178
Income (loss) before income tax expense (benefit)	8,709	4,914	6,845	2,243	4,675	(1,419)	25,967
Income tax expense (benefit)	2,814	1,246	1,658	562	900	(1,419)	5,761
Net income before noncontrolling interests	5,895	3,668	5,187	1,681	3,775	—	20,206
Less: Net income (loss) from noncontrolling interests	—	6	(1)	—	486	—	491
Net income	$5,895	3,662	5,188	1,681	3,289	—	19,715
Year ended December 31, 2021
Loans (average)	$333,885	181,237	257,036	82,364	9,766	—	864,288
Assets (average)	388,208	198,761	523,344	88,503	743,089	—	1,941,905
Deposits (average)	834,739	197,269	189,176	176,562	40,066	—	1,437,812

Loans (period-end)	326,574	190,348	284,374	84,101	9,997	—	895,394
Assets (period-end)	378,620	210,810	546,549	90,754	721,335	—	1,948,068
Deposits (period-end)	883,674	205,428	168,609	192,548	32,220	—	1,482,479
Year ended December 31, 2020
Loans (average)	$376,463	211,436	255,324	78,775	19,790	—	941,788
Assets (average)	432,042	226,961	521,514	85,942	675,250	—	1,941,709
Deposits (average)	722,085	178,946	234,332	162,476	78,172	—	1,376,011

Loans (period-end)	362,796	188,977	244,456	80,785	10,623	—	887,637
Assets (period-end)	420,995	206,953	508,518	87,778	728,667	—	1,952,911
Deposits (period-end)	784,565	188,292	203,004	175,483	53,037	—	1,404,381
(1)Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for low-income housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
(2)Net interest income is interest earned on assets minus the interest paid on liabilities to fund those assets. Segment interest earned includes actual interest income on segment assets as well as a funding credit for their deposits. Segment interest paid on liabilities includes actual interest expense on segment liabilities as well as a funding charge for their assets.